Deferred Income Tax Assets and Liabilities (Details) - Schedule of Deferred Income Tax Assets and Liabilities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total Deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	S/ (543)	S/ (631)
Effect on profit or loss	245	88
Quarry rehabilitation provision
Effect on OCI
Ending balance	(298)	(543)
Total Deferred Income Tax Assets, Net [Member]
Deferred income tax assets
Beginning balance	9,005	9,446
Effect on profit or loss	2,423	(441)
Quarry rehabilitation provision
Effect on OCI
Ending balance	11,428	9,005
Movement of deferred income tax assets [Member] | Allowance for expected credit losses for trade receivables [Member]
Deferred income tax assets
Beginning balance	2,088	1,533
Effect on profit or loss	473	555
Quarry rehabilitation provision
Effect on OCI
Ending balance	2,561	2,088
Movement of deferred income tax assets [Member] | Provision for vacations [Member]
Deferred income tax assets
Beginning balance	2,101	1,905
Effect on profit or loss	114	196
Quarry rehabilitation provision
Effect on OCI
Ending balance	2,215	2,101
Movement of deferred income tax assets [Member] | Provision of discounts and bonuses to customers [Member]
Deferred income tax assets
Beginning balance	1,779	2,227
Effect on profit or loss	85	(448)
Quarry rehabilitation provision
Effect on OCI
Ending balance	1,864	1,779
Movement of deferred income tax assets [Member] | Effect of differences between book and tax bases of fixed assets [Member]
Deferred income tax assets
Beginning balance	342	(644)
Effect on profit or loss	934	986
Quarry rehabilitation provision
Effect on OCI
Ending balance	1,276	342
Movement of deferred income tax assets [Member] | Legal claim contingency [Member]
Deferred income tax assets
Beginning balance	461	461
Effect on profit or loss
Quarry rehabilitation provision
Effect on OCI
Ending balance	461	461
Movement of deferred income tax assets [Member] | Lease liabilities [Member]
Deferred income tax assets
Beginning balance	700	819
Effect on profit or loss	(259)	(119)
Quarry rehabilitation provision
Effect on OCI
Ending balance	441	700
Movement of deferred income tax assets [Member] | Estimate for devaluation of spare parts and supplies [Member]
Deferred income tax assets
Beginning balance	435	432
Effect on profit or loss	(13)	3
Quarry rehabilitation provision
Effect on OCI
Ending balance	422	435
Movement of deferred income tax assets [Member] | Effect of differences between book and tax bases of inventories [Member]
Deferred income tax assets
Beginning balance	55	55
Effect on profit or loss
Quarry rehabilitation provision
Effect on OCI
Ending balance	55	55
Movement of deferred income tax assets [Member] | Effect of tax-loss carry forward [Member]
Deferred income tax assets
Beginning balance	693	1,711
Effect on profit or loss	(693)	(1,018)
Quarry rehabilitation provision
Effect on OCI
Ending balance		693
Movement of deferred income tax assets [Member] | Allowance for expected credit losses for other receivables [Member]
Deferred income tax assets
Beginning balance		974
Effect on profit or loss		(974)
Quarry rehabilitation provision
Effect on OCI
Ending balance
Movement of deferred income tax assets [Member] | Other [Member]
Deferred income tax assets
Beginning balance	894	604
Effect on profit or loss	1,537	290
Quarry rehabilitation provision
Effect on OCI
Ending balance	2,431	894
Movement of deferred income tax assets [Member] | Total Deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	9,548	10,077
Effect on profit or loss	2,178	(529)
Quarry rehabilitation provision
Effect on OCI
Ending balance	11,726	9,548
Deferred income tax liabilities [Member] | Right of use assets [Member]
Deferred income tax assets
Beginning balance	(560)	(648)
Effect on profit or loss	245	88
Quarry rehabilitation provision
Effect on OCI
Ending balance	(315)	(560)
Deferred income tax liabilities [Member] | Other [Member]
Deferred income tax assets
Beginning balance	17	17
Effect on profit or loss
Quarry rehabilitation provision
Effect on OCI
Ending balance	17	17
Movement of deferred income tax liabilities [Member] | Provision for vacations [Member]
Deferred income tax assets
Beginning balance	3,884	3,681
Effect on profit or loss	336	203
Quarry rehabilitation provision
Effect on OCI
Ending balance	4,220	3,884
Movement of deferred income tax liabilities [Member] | Legal claim contingency [Member]
Deferred income tax assets
Beginning balance	428	930
Effect on profit or loss	798	(502)
Quarry rehabilitation provision
Effect on OCI
Ending balance	1,226	428
Movement of deferred income tax liabilities [Member] | Lease liabilities [Member]
Deferred income tax assets
Beginning balance	210	450
Effect on profit or loss		(240)
Quarry rehabilitation provision
Effect on OCI
Ending balance	210	210
Movement of deferred income tax liabilities [Member] | Right of use assets [Member]
Deferred income tax assets
Beginning balance	(392)	(746)
Effect on profit or loss	(805)	354
Quarry rehabilitation provision
Effect on OCI
Ending balance	(1,197)	(392)
Movement of deferred income tax liabilities [Member] | Impairment on brine project assets Salmueras [Member]
Deferred income tax assets
Beginning balance	18,030	17,818
Effect on profit or loss	215	212
Quarry rehabilitation provision
Effect on OCI
Ending balance	18,245	18,030
Movement of deferred income tax liabilities [Member] | Impairment of assets [Member]
Deferred income tax assets
Beginning balance
Effect on profit or loss	8,928
Quarry rehabilitation provision
Effect on OCI
Ending balance	8,928
Movement of deferred income tax liabilities [Member] | Long-term incentive plan [Member]
Deferred income tax assets
Beginning balance	9,435	6,641
Effect on profit or loss	(679)	2,794
Quarry rehabilitation provision
Effect on OCI
Ending balance	8,756	9,435
Movement of deferred income tax liabilities [Member] | Impairment of mining assets [Member]
Deferred income tax assets
Beginning balance	7,655	6,704
Effect on profit or loss	(275)	951
Quarry rehabilitation provision
Effect on OCI
Ending balance	7,380	7,655
Movement of deferred income tax liabilities [Member] | Financial instruments designated at fair value through OCI [Member]
Deferred income tax assets
Beginning balance	6,807	6,640
Effect on profit or loss
Quarry rehabilitation provision
Effect on OCI	7	167
Ending balance	6,814	6,807
Movement of deferred income tax liabilities [Member] | Provision for spare parts and supplies obsolescence [Member]
Deferred income tax assets
Beginning balance	5,924	5,708
Effect on profit or loss	759	216
Quarry rehabilitation provision
Effect on OCI
Ending balance	6,683	5,924
Movement of deferred income tax liabilities [Member] | Quarry rehabilitation provision [Member]
Deferred income tax assets
Beginning balance	3,563	2,726
Effect on profit or loss	802	27
Quarry rehabilitation provision	1,373	810
Effect on OCI
Ending balance	5,738	3,563
Movement of deferred income tax liabilities [Member] | Allowance for expected credit losses for trade receivables [Member]
Deferred income tax assets
Beginning balance	653	635
Effect on profit or loss	454	18
Quarry rehabilitation provision
Effect on OCI
Ending balance	1,107	653
Movement of deferred income tax liabilities [Member] | Other [Member]
Deferred income tax assets
Beginning balance	328	328
Effect on profit or loss	1,118
Quarry rehabilitation provision
Effect on OCI
Ending balance	1,446	328
Movement of deferred income tax liabilities [Member] | Total Deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	56,917	52,261
Effect on profit or loss	12,456	3,679
Quarry rehabilitation provision	1,373	810
Effect on OCI	7	167
Ending balance	70,753	56,917
Movement of deferred income tax liabilities [Member] | Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes [Member]
Deferred income tax assets
Beginning balance	(187,236)	(190,178)
Effect on profit or loss	199	3,752
Quarry rehabilitation provision	(1,373)	(810)
Effect on OCI
Ending balance	(188,410)	(187,236)
Movement of deferred income tax liabilities [Member] | Effect of costs of issuance of senior notes [Member]
Deferred income tax assets
Beginning balance	(2,371)	(2,685)
Effect on profit or loss	391	314
Quarry rehabilitation provision
Effect on OCI
Ending balance	(1,980)	(2,371)
Movement of deferred income tax liabilities [Member] | Net gain on cash flow hedge [Member]
Deferred income tax assets
Beginning balance	(8,511)	(7,414)
Effect on profit or loss	9,145	36
Quarry rehabilitation provision
Effect on OCI	(634)	(1,133)
Ending balance		(8,511)
Movement of deferred income tax liabilities [Member] | Other [Member]
Deferred income tax assets
Beginning balance	(42)	(42)
Effect on profit or loss
Quarry rehabilitation provision
Effect on OCI
Ending balance	(42)	(42)
Movement of deferred income tax liabilities [Member] | Total Deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(198,552)	(201,065)
Effect on profit or loss	8,930	4,456
Quarry rehabilitation provision	(1,373)	(810)
Effect on OCI	(634)	(1,133)
Ending balance	(191,629)	(198,552)
Movement of deferred income tax liabilities [Member] | Total deferred income tax liabilities, net [Member]
Deferred income tax assets
Beginning balance	(141,635)	(148,804)
Effect on profit or loss	21,386	8,135
Quarry rehabilitation provision
Effect on OCI	(627)	(966)
Ending balance	(120,876)	(141,635)
Movement of deferred income tax liabilities [Member] | Total Deferred Income Tax Liabilities, Net [Member]
Deferred income tax assets
Effect on profit or loss	23,809	7,694
Effect on OCI	S/ (627)	S/ (966)